Balance Sheet Components - Other assets depreciation expense (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Prepaid Sponsorship			$ 100,000
Tax credit receivable	$ 150,601	$ 178,140	97,956
Other Assets	$ 150,601	$ 178,140	$ 197,956